Leases (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Leases [Line Items]
Monthly rent for the company’s office	$ 25	₪ 79
Lease, description	the Company has an option to extend the lease period for another five years from September 9, 2026, to September 8, 2031, with a monthly rent of between NIS 96 thousand (approx. $30) and NIS 102 thousand (approx. $32) over the additional lease period linked with the Israeli Consumer Price Index.	the Company has an option to extend the lease period for another five years from September 9, 2026, to September 8, 2031, with a monthly rent of between NIS 96 thousand (approx. $30) and NIS 102 thousand (approx. $32) over the additional lease period linked with the Israeli Consumer Price Index.
Lease liability and right of use asset				$ 458
Lease term, date	Sep. 08, 2026	Sep. 08, 2026
Operating lease expenses	$ 375		$ 357	$ 405
Lease [Member]
Leases [Line Items]
Lease liability and right of use asset	458
Third and Fourth Lease Years [Member]
Leases [Line Items]
Monthly rent for the company’s office	26	₪ 82
Fifth Lease Year [Member]
Leases [Line Items]
Monthly rent for the company’s office	$ 26	₪ 83